SHARE BASED COMPENSATION (Schedule of Restricted stock ) (Details) (Restricted stock [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted stock [Member]
Shares
Outstanding at the beginning of the period (in shares)
Granted (in shares)	24,340,771
Exercised (in shares)
Forfeited or expired (in shares)
Outstanding at the end of the period (in shares)	24,340,771
Vested and expected to vest at the end of the period (in shares)	19,269,777
Grant-date fair value
Outstanding at the beginning of the period (in dollars per share)
Granted (in dollars per share)	$ 0.71
Exercised (in dollars per share)
Forfeited or expired (in dollars per share)
Outstanding at the end of the period (in dollars per share)	$ 0.71
Vested and expected to vest at the end of the period (in dollars per share)	$ 0.71
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period	2 years 7 months 17 days
Granted	3 years
Outstanding at the end of the period	2 years 7 months 17 days
Vested and expected to vest Outstanding at the end of the period	2 years 7 months 17 days